Income Tax Expenses - Summary of Information about Components of Tax Expense Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
US Corporate Income Tax ("CIT") - current year	$ 10	$ 1